Key Management Compensation (Narrative) (Details) - Key management personnel of entity or parent [member]	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of transactions between related parties [line items]
Total personnel expenses	$ 19,388,407
Administrative expenses	4,909,631
Expense from share-based payment transactions with employees	$ 14,478,776